Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2023
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Areas	The following table presents revenue by business lines:
	For the Years Ended September 30,
	2023	2022	2021
Revenue
Sales	$83,113,259	$74,702,625	$67,006,655
Production service revenue	1,219,041	1,663,523	3,239,956
Total revenue	$84,332,300	$76,366,148	$70,246,611

Schedule of Revenues by Geographic Areas	The following table presents revenues by geographic areas for the years ended September 30, 2023.
	September 30, 2023
	Sales Amount (In USD)	As % of Sales
Top 5 Geographic Areas:
China	$73,744,662	87.45%
USA	7,146,478	8.47%
India	1,596,243	1.89%
Mexico	577,416	0.68%
Australia	385,111	0.46%
Other foreign countries	882,390	1.05%
	September 30, 2022
	Sales Amount (In USD)	As % of Sales
Top 5 Geographic Areas:
China	$64,787,186	84.69%
USA	7,628,332	9.97%
Taiwan	1,296,863	1.70%
Australia	1,191,512	1.56%
Marshall Islands	730,039	0.95%
Other foreign countries	868,364	1.13%

	September 30, 2021
	Sales Amount (In USD)	As % of Sales
Top 5 Geographic Areas:
China	$53,130,894	81.22%
USA	5,740,265	8.78%
India	4,191,611	6.41%
Australia	546,807	0.84%
Switzerland	514,951	0.79%
Other foreign countries	6,122,083	1.96%